Income Tax Expense - Additonal Information (Detail)		12 Months Ended
	Jun. 23, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation Of Effective Tax Rate [line items]
Effective statutory tax rate		30.60%	30.60%	30.60%
Pillar Two Tax Rates [Member]
Reconciliation Of Effective Tax Rate [line items]
Effective statutory tax rate	15.00%